Segment information and revenue	12 Months Ended
Dec. 31, 2023
Segment information and revenue
Segment information and revenue

6     Segment information and revenue

6.1  Description of segments and principal activities

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision makers (“CODM”), who are responsible for allocating resources and assessing performance of the operating segments and making strategic decisions. The Group’s chief operating decision makers have been identified as the executive directors of the Company, they review the Group’s internal reporting in order to assess performance, allocate resources, and determine the operating segments based on these reports.

The Group has the following reportable segments for the year ended December 31, 2023:

– Technology Solutions

– Virtual Bank Business

6     Segment information and revenue (Continued)

6.1  Description of segments and principal activities (Continued)

As the Group’s assets and liabilities are substantially located in the PRC, substantially all revenues are earned and substantially all expenses incurred in the PRC, no geographical segments are presented.

	Year ended December 31, 2021
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	34,320	4,098,734	(697)	4,132,357
Cost of revenue	(37,748)	(2,658,655)	697	(2,695,706)
Gross profit	(3,428)	1,440,079	—	1,436,651

Research and development expenses	(33,192)	(1,319,826)	—	(1,353,018)
Selling and marketing expenses	(38,042)	(550,338)	—	(588,380)
General and administrative expenses	(99,796)	(741,889)	—	(841,685)
Net impairment losses on financial and contract assets	(1,250)	(70,979)	—	(72,229)
Other income, gains or loss-net	91	13,830	—	13,921
Operating loss	(175,617)	(1,229,123)	—	(1,404,740)

Finance income	—	28,823	—	28,823
Finance costs	(310)	(76,327)	—	(76,637)
Finance costs – net	(310)	(47,504)	—	(47,814)
Share of gain of associate and joint venture	—	9,946	—	9,946
Loss before income tax	(175,927)	(1,266,681)	—	(1,442,608)

ASSETS
Segment Assets	2,032,344	7,377,469	(1,041,585)	8,368,228
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	683,218	—	683,218
Total assets	2,032,344	8,349,848	(1,041,585)	9,340,607

LIABILITIES
Segment Liabilities	1,459,125	4,097,004	(60,465)	5,495,664
Deferred income tax liabilities	—	9,861	—	9,861
Total Liabilities	1,459,125	4,106,865	(60,465)	5,505,525

Other segment information
Depreciation of property and equipment	14,195	121,780	—	135,975
Amortization of intangible assets	20,356	282,418	—	302,774
Additions of non-current assets except for goodwill and deferred income tax assets	44,107	201,940	—	246,047

6     Segment information and revenue (Continued)

6.1  Description of segments and principal activities (Continued)

	Year ended December 31, 2022
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	106,540	4,360,546	(3,084)	4,464,002
Cost of revenue	(56,716)	(2,775,354)	3,084	(2,828,986)
Gross profit	49,824	1,585,192	—	1,635,016

Research and development expenses	(18,276)	(1,399,415)	—	(1,417,691)
Selling and marketing expenses	(41,408)	(369,948)	—	(411,356)
General and administrative expenses	(114,546)	(710,165)	—	(824,711)
Net impairment losses on financial and contract assets	(10,616)	(23,023)	—	(33,639)
Other income, gains or loss-net	(544)	71,362	—	70,818
Operating loss	(135,566)	(845,997)	—	(981,563)

Finance income	—	14,709	—	14,709
Finance costs	(354)	(36,819)	—	(37,173)
Finance costs – net	(354)	(22,110)	—	(22,464)
Share of gain of associate and joint venture	—	24,852	—	24,852
Impairment charges on associate	—	(10,998)	—	(10,998)
Loss before income tax	(135,920)	(854,253)	—	(990,173)

ASSETS
Segment Assets	2,851,885	6,330,769	(1,355,392)	7,827,262
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	765,959	—	765,959
Total assets	2,851,885	7,385,889	(1,355,392)	8,882,382

LIABILITIES
Segment Liabilities	2,093,126	3,521,957	(15,952)	5,599,131
Deferred income tax liabilities	—	5,196	—	5,196
Total Liabilities	2,093,126	3,527,153	(15,952)	5,604,327

Other segment information
Depreciation of property and equipment	13,191	106,118	—	119,309
Amortization of intangible assets	26,909	135,212	—	162,121
Additions of non-current assets except for goodwill and deferred income tax assets	45,737	98,740	—	144,477

6     Segment information and revenue (Continued)

6.1  Description of segments and principal activities (Continued)

	Year ended December 31, 2023
			Intersegment
			eliminations
	Virtual Bank	Technology	and
	Business	Solutions	adjustments	Consolidated
	RMB’000	RMB’000	RMB’000	RMB’000

Revenue	145,917	3,533,276	(11,685)	3,667,508
Cost of revenue	(134,214)	(2,195,574)	11,685	(2,318,103)
Gross profit	11,703	1,337,702	—	1,349,405

Research and development expenses	—	(955,201)	—	(955,201)
Selling and marketing expenses	(33,739)	(241,612)	—	(275,351)
General and administrative expenses	(129,842)	(375,128)	—	(504,970)
Net impairment losses on financial and contract assets	(13,406)	(40,544)	—	(53,950)
Other income, gains or loss-net	2,672	69,183	—	71,855
Operating loss	(162,612)	(205,600)	—	(368,212)

Finance income	—	29,580	—	29,580
Finance costs	(446)	(20,086)	—	(20,532)
Finance costs – net	(446)	9,494	—	9,048
Share of gain of associate and joint venture	—	4,607	—	4,607
Impairment charges on associate	—	(7,157)	—	(7,157)
Loss before income tax	(163,058)	(198,656)	—	(361,714)

ASSETS
Segment Assets	2,994,772	5,399,653	(1,383,504)	7,010,921
Goodwill	—	289,161	—	289,161
Deferred income tax assets	—	768,276	—	768,276
Total assets	2,994,772	6,457,090	(1,383,504)	8,068,358

LIABILITIES
Segment Liabilities	2,388,056	2,754,711	(24,280)	5,118,487
Deferred income tax liabilities	—	2,079	—	2,079
Total Liabilities	2,388,056	2,756,790	(24,280)	5,120,566

Other segment information
Depreciation of property and equipment	6,179	68,729	—	74,908
Amortization of intangible assets	34,687	91,746	—	126,433
Additions of non-current assets except for goodwill and deferred income tax assets	23,549	35,532	—	59,081

6     Segment information and revenue (Continued)

6.2  Revenue

(a)  Disaggregation of revenue from contracts with customers

	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
- Technology Solutions
Implementation	733,648	861,820	834,620
Transaction based and support revenue
- Operation support services	1,097,719	1,140,727	861,056
- Business origination services	450,597	383,723	132,112
- Risk management services	534,071	414,849	320,462
- Cloud services platform	1,050,179	1,315,819	1,245,952
- Post‑implementation support services	49,447	50,983	52,012
- Others	182,376	189,541	75,377

	4,098,037	4,357,462	3,521,591

6      Segment information and revenue (Continued)

6.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

Disaggregation of revenue by timing of transfer of services over time or at a point in time is set out below:

	At a point
	in time	Over time	Total
Year ended December 31, 2021
Implementation	—	733,648	733,648
Transaction based and support revenue
- Operation support services	399,523	698,196	1,097,719
- Business origination services	450,597	—	450,597
- Risk management services	534,071	—	534,071
- Cloud services platform	—	1,050,179	1,050,179
- Post‑implementation support services	—	49,447	49,447
- Others	181,004	1,372	182,376

	1,565,195	2,532,842	4,098,037

	At a point
	in time	Over time	Total
Year ended December 31, 2022
Implementation	36,266	825,554	861,820
Transaction based and support revenue
- Operation support services	376,784	763,943	1,140,727
- Business origination services	383,723	—	383,723
- Risk management services	414,849	—	414,849
- Cloud services platform	—	1,315,819	1,315,819
- Post-implementation support services	—	50,983	50,983
- Others	189,366	175	189,541

	1,400,988	2,956,474	4,357,462

6     Segment information and revenue (Continued)

6.2  Revenue (Continued)

(a)  Disaggregation of revenue from contracts with customers (Continued)

	At a point
	in time	Over time	Total
Year ended December 31, 2023
Implementation	37,804	796,816	834,620
Transaction based and support revenue
- Operation support services	240,366	620,690	861,056
- Business origination services	132,112	—	132,112
- Risk management services	320,462	—	320,462
- Cloud services platform	—	1,245,952	1,245,952
- Post-implementation support services	—	52,012	52,012
- Others	75,285	92	75,377

	806,029	2,715,562	3,521,591

During the years ended December 31, 2021, 2022 and 2023, the Group mainly operated in the PRC and most of the revenue were generated in PRC.

The major customers which contributed more than 10% of the total revenue of the Group for the years ended December 31, 2021, 2022 and 2023 are listed as below:

	For the year ended
	December 31,
	2021	2022	2023
	% of total	% of total	% of total
	revenue	revenue	revenue
Ping An Group and its subsidiaries	56.03%	56.60%	57.02%
Lufax Holding Ltd (“Lufax” and its subsidiaries)	11.15%	10.29%	7.46%
	67.18%	66.89%	64.48%

(b)   Interest and commission income

	For the year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000

– Virtual Bank Business

Interest and commission income	34,320	106,540	145,917

6     Segment information and revenue (Continued)

6.2  Revenue (Continued)

(c)  Contract assets and liabilities

The Group has recognized the following revenue-related contract assets and liabilities:

	At December 31,
	2022	2023
	RMB’000	RMB’000
Contract assets
-Implementation	163,769	137,566
-Transaction based and support	18,711	15,638
- Business origination services	1,404	—
- Operation support services	12,085	12,149
- Post implementation support services	5,222	3,489

	182,480	153,204
Less: Impairment loss allowance
-Implementation	(52,385)	(50,712)
-Transaction based and support	(7,467)	(6,667)
- Operation support services	(4,779)	(4,750)
- Post implementation support services	(2,688)	(1,917)

	(59,852)	(57,379)
	122,628	95,825

	At December 31,
	2022	2023
	RMB’000	RMB’000
Contract liabilities
-Implementation	42,014	37,427
-Transaction based and support	144,613	118,262
-Post implementation support services	21,679	10,609
-Risk management services	20,997	18,801
-Operation support services	87,562	69,825
-Others	14,375	19,027

	186,627	155,689

Less: Non‑current contract liabilities	(19,977)	(17,126)
	166,650	138,563

6     Segment information and revenue (Continued)

6.2  Revenue (Continued)

(c)  Contract assets and liabilities (Continued)

During the years ended December 31, 2021, 2022 and 2023, there were no material cumulative catch-up adjustments to revenue that affect the corresponding contract asset or contract liability, including adjustments arising from a change in the measure of progress, a change in an estimate of the transaction price or a contract modification, there were also no revenue recognized in the reporting year from performance obligations satisfied (or partially satisfied) in previous years.

(i)Revenue recognized in relation to contract liabilities

	For the year ended
Revenue recognized in relation to contract liabilities	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Revenue recognized that was included in the contract liability balance at the beginning of the year	138,547	153,844	166,650

(ii)	Remaining performance obligations of long-term contracts

Remaining performance obligations of long-term contracts	For the year ended
	December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Aggregate amount of the transaction price allocated to long‑term contracts that are partially or fully unsatisfied at the end of each year
Expected to be recognized within one year	455,294	670,991	386,278
Expected to be recognized in one to two years	89,762	237,126	112,605
Expected to be recognized in two to three years	33,937	99,208	38,900
Expected to be recognized beyond three years	31,523	44,365	13,992
	610,516	1,051,690	551,775

The remaining performance obligations disclosed above represent implementation, post-implementation support services, risk management services and operation support services that have an original contractual term of more than one year. Moreover, the amount disclosed above does not include variable consideration which is constrained.